Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Restructuring charge	$ 4.8
Restructuring charge, after tax	3.7
Reduction of global headcount (in number of employees)	70
Amount of restructuring charges spent	2.8
Restructuring charges, remaining reserve	1.9
Restructuring charge, translation adjustment	0.1
Flavors And Fragrances [Member]
Segment Reporting Information [Line Items]
Restructuring charge	4.3
Color [Member]
Segment Reporting Information [Line Items]
Restructuring charge	$ 0.5